Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill [Abstract]
Schedule of goodwill
	As of March 31,	As of March 31,
	2023	2022
Shennong	$1,250,470	$6,288,219
Hekangyuan	21,275	3,627,427
2Lab3	5,184,036	-
Daji	-	168,555
Total	$6,455,781	$10,084,201

Schedule of carrying amount of goodwill
	As of March 31,	As of March 31,
	2023	2022
Balance as of March 31	$10,084,201	$162,832
Acquisitions (Note 15)	5,184,036	20,237,015
Disposal	(168,555)	-
Impairment	(7,872,696)	(10,309,745)
Exchange gain and loss	(771,205)	(5,901)
Goodwill, net	$6,455,781	$10,084,201